Stock Option Activity (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Aggregate Number of Stock Option
Beginning Balance	15,647,742	11,348,314	7,269,172
Granted	8,966,978	5,274,428	4,579,142
Exercised	0	0	0
Cancelled	(1,152,450)	0	0
Expired	(287,500)	(975,000)	(500,000)
Ending Balance	23,174,770	15,647,742	11,348,314
Options exercisable at end of Period	16,612,179	10,101,055	7,274,422
Weigthed average fair value of options granted during the year	$ 0.11	$ 0.17	$ 0.33
Weighted Average Exercise Price
Beginning Balance	$ 0.50	$ 0.78	$ 1.13
Granted	$ 0.14	$ 0.23	$ 0.26
Exercised	$ 0	$ 0	$ 0
Cancelled	$ 0.23	$ 0	$ 0
Expired	$ 2.02	$ 2.32	$ 1.14
Ending Balance	$ 0.35	$ 0.50	$ 0.78
Options exercisable at end of Period	$ 0.41	$ 0.62	$ 1.04
Exercise Price Range
Beginning Balance	$ 0.20	$ 0.26	$ 0.29
Granted	$ 0.04	$ 0.20	$ 0.26
Exercised	$ 0	$ 0	$ 0
Cancelled	$ 0	$ 0	$ 0
Expired	$ 1.09	$ 1.50	$ 0.99
Ending Balance	$ 0.04	$ 0.20	$ 0.26
Exercise Price Range
Beginning Balance	$ 3.45	$ 4.00	$ 4.00
Granted	$ 0.18	$ 0.26	$ 0.32
Exercised	$ 0	$ 0	$ 0
Cancelled	$ 0.23	$ 0	$ 0
Expired	$ 2.35	$ 4.00	$ 2.25
Ending Balance	$ 3.45	$ 3.45	$ 4.00